Acquisitions And Divestiture (Supplemental Pro Forma Information) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Revenue	$ 11,458	$ 19,668	$ 18,473	$ 29,316	$ 56,841	$ 67,466
Income (loss) from continuing operations	(13,066)	3,179	1,093	(4,551)	(18,514)	3,825
Discontinued operations			(74,055)	(2,686)	(2,686)	(77,081)
Net income (loss)	$ (13,066)	$ 3,179	$ (72,962)	$ (7,237)	$ (21,200)	$ (73,256)
Common Class A [Member]
Business Acquisition [Line Items]
Income (loss) from continuing operations per unit - Basic and diluted	$ (0.16)	$ 0.04	$ 0.01	$ (0.06)	$ (0.23)	$ 0.05
Discontinued operations per unit - Basic and diluted			$ (0.92)	$ (0.03)	$ (0.03)	$ (0.96)
Net income (loss) per unit - Basic and diluted	$ (0.16)	$ 0.04	$ (0.90)	$ (0.09)	$ (0.26)	$ (0.91)
Weighted average units outstanding - Basic and diluted	1,615,017		1,613,924		1,615,103	1,614,076
Weighted average units outstanding - Basic		1,614,882		1,614,895
Weighted average units outstanding - Diluted		1,614,882		1,614,895
Common Class B [Member]
Business Acquisition [Line Items]
Income (loss) from continuing operations per unit - Basic and diluted	$ (0.46)	$ 0.11	$ 0.04	$ (0.16)	$ (0.65)	$ 0.13
Discontinued operations per unit - Basic and diluted			$ (2.55)	$ (0.09)	$ (0.09)	$ (2.66)
Net income (loss) per unit - Basic and diluted	$ (0.45)	$ 0.11	$ (2.52)	$ (0.25)	$ (0.74)	$ (2.53)
Weighted average units outstanding - Basic and diluted	28,457,577		28,412,032		28,057,592	28,412,353
Weighted average units outstanding - Basic		28,069,687		28,030,676
Weighted average units outstanding - Diluted		28,445,139		28,030,676